Government and Other Grants - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Reduction in research and development expenses	$ 12,650	$ 8,602	$ 1,473
Liabilities related to unspent grant funds	11,077	12,730
Grant for manufacturing equipment	20,988	26,211
Grant for manufacturing equipment noncurrent	15,796	20,992
Reduction in manufacturing expenses	5,219	$ 3,784	$ 0
Non-current government grants	$ 15,796